As filed with the Securities and Exchange Commission on May 11, 2026

Securities Act File No. 333-94671

Investment Company Act File No. 811-09781

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 273	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 273	[X]

PFS Funds
(Exact Name of Registrant as Specified in Charter)

1939 Friendship Drive, Suite C, El Cajon, California 92020
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (619) 588-9700

CT Corporation

155 Federal St., Suite 700, Boston, MA 02110

(Name and Address of Agent for Service)

With Copies to:

James D. Craft PFS Funds 1939 Friendship Drive, Suite C El Cajon, California 92020	John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b);

[X] on May 21, 2026 pursuant to paragraph (b);

[ ] 60 days after filing pursuant to paragraph (a)(1);

[ ] on (date) pursuant to paragraph (a)(1);

[ ] 75 days after filing pursuant to paragraph (a)(2); or

[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 273 to the Registration Statement on Form N-1A (“PEA No. 273”) for PFS Funds (the “Trust”) applies only to the Potomac Managed Volatility Fund Class R Shares, Potomac Tactical Rotation Fund Class R Shares, Potomac Tactical Opportunities Fund Class R Shares, Potomac Defensive Bull Fund Class R Shares, and the Potomac Tactically Passive Fund Class R Shares. PEA No. 273 is being filed solely to designate a new effective date for a previously filed post-effective amendment, Post-Effective Amendment No. 270 to the Trust’s Registration Statement on Form N-1A (“PEA No. 270”). PEA No. 270 (accession number 0001413042-26-000181) was filed with the Commission on March 11, 2026 pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and was scheduled to become effective on 60 days after filing. PEA No. 270 also applied only to the Potomac Managed Volatility Fund Class R Shares, Potomac Tactical Rotation Fund Class R Shares, Potomac Tactical Opportunities Fund Class R Shares, Potomac Defensive Bull Fund Class R Shares, and the Potomac Tactically Passive Fund Class R Shares. Part A (Prospectus), Part B (Statement of Additional Information) and Part C of PEA No. 270 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 273 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California, on the 11th day of May, 2026.

PFS Funds

By: /s/ James D. Craft

James D. Craft, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 273 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature	Title	Date
/s/ James D. Craft James D. Craft	President of the Funds	May 11, 2026
/s/ Jeffrey R. Provence Jeffrey R. Provence	Secretary, Treasurer / Principal Financial Officer, and Trustee of the Funds	May 11, 2026
/s/ Thomas H. Addis III* Thomas H. Addis III	Trustee of the Funds	May 11, 2026
/s/ Robert L. Boerner* Robert L. Boerner	Trustee of the Funds	May 11, 2026
/s/ John W. Czechowicz* John W. Czechowicz	Trustee of the Funds	May 11, 2026

* By: /s/ Jeffrey R. Provence

  Jeffrey R. Provence, Secretary, Treasurer and Attorney-In-Fact

Date: May 11, 2026